The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 90.3%
Aerospace  — 1.4%
22,000 Aerojet Rocketdyne Holdings Inc. ...... $ 958,100
9,000 Allied Motion Technologies Inc. ....... 281,520
9,000 Avio SpA ....................... 113,425
18,000 Kaman Corp. .................... 642,060
1,000 L3Harris Technologies Inc. ........... 220,240
256,666 Rolls-Royce Holdings plc† ........... 484,649
2,699,994
Agriculture  — 0.1%
10,000 Limoneira Co. .................... 161,700
Automotive  — 0.5%
4,100 Ferrari NV ...................... 857,392
3,500 Traton SE ....................... 90,004
947,396
Automotive: Parts and Accessories  — 1.9%
49,013 Brembo SpA ..................... 619,407
90,000 Dana Inc. ....................... 2,001,600
15,000 Garrett Motion Inc.† ............... 110,550
2,000 Linamar Corp. ................... 103,853
33,000 Modine Manufacturing Co.† .......... 373,890
27,000 Uni-Select Inc.† .................. 378,162
3,587,462
Aviation: Parts and Services  — 0.5%
15,500 AAR Corp.† ..................... 502,665
1,000 Curtiss-Wright Corp. ............... 126,180
4,500 Ducommun Inc.† ................. 226,575
855,420
Broadcasting  — 3.7%
45,000 Beasley Broadcast Group Inc., Cl. A† .... 119,700
1,000 Cogeco Inc. ..................... 71,214
140,000 Corus Entertainment Inc., Cl. B ........ 627,823
7,500 Discovery Inc., Cl. A† .............. 190,350
5,000 Discovery Inc., Cl. C† .............. 121,350
240,000 Grupo Televisa SAB, ADR ............ 2,635,200
320,000 ITV plc† ........................ 459,625
500 Liberty Broadband Corp., Cl. A† ....... 84,175
603 Liberty Broadband Corp., Cl. C† ....... 104,138
2,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. A† ........................ 94,340
188 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ........................ 8,924
68,000 Sinclair Broadcast Group Inc., Cl. A ..... 2,154,240
25,000 Sirius XM Holdings Inc. ............. 152,500
8,000 TEGNA Inc. ..................... 157,760
6,981,339
Building and Construction  — 1.2%
10,000 Arcosa Inc. ...................... 501,700
Shares
Market
Value
1,400 Bouygues SA .................... $ 58,219
1,000 Carrier Global Corp. ............... 51,760
28,000 GCP Applied Technologies Inc.† ....... 613,760
12,000 IES Holdings Inc.† ................ 548,280
6,000 Johnson Controls International plc ..... 408,480
2,182,199
Business Services  — 5.6%
5,000 Clarivate plc† .................... 109,500
83,000 Diebold Nixdorf Inc.† .............. 839,130
44,000 Herc Holdings Inc.† ................ 7,192,240
56,000 JCDecaux SA† ................... 1,488,063
13,500 Loomis AB ...................... 366,399
20,000 Ocean Outdoor Ltd.† ............... 177,000
4,000 Ströeer SE & Co. KGaA ............. 330,361
3,000 The Interpublic Group of Companies Inc. . 110,010
10,612,703
Cable and Satellite  — 2.0%
100 Cable One Inc. ................... 181,313
2,900 Cogeco Communications Inc. ......... 257,717
28,000 Liberty Global plc, Cl. A† ............ 834,400
53,712 Liberty Global plc, Cl. C† ............ 1,582,355
25,000 Liberty Latin America Ltd., Cl. C† ...... 328,000
26,000 Megacable Holdings SAB de CV ....... 79,216
9,000 Shaw Communications Inc., Cl. B ...... 261,360
15,000 WideOpenWest Inc.† ............... 294,750
3,819,111
Computer Software and Services  — 1.0%
8,000 AVEVA Group plc ................. 388,051
20,000 CareCloud Inc.† .................. 152,400
2,000 Rocket Internet SE ................ 64,868
2,000 Twitter Inc.† ..................... 120,780
2,000 Zooplus AG† .................... 1,128,233
1,854,332
Consumer Products  — 5.8%
200 dormakaba Holding AG ............. 145,716
20,000 Edgewell Personal Care Co. .......... 726,000
25,000 Energizer Holdings Inc. ............. 976,250
4,700 Essity AB, Cl. B ................... 146,030
13,300 Hunter Douglas NV† ............... 1,509,793
300 L'Oreal SA ...................... 124,007
12,000 Marine Products Corp. ............. 150,120
15,000 Mattel Inc.† ..................... 278,400
1,800 Nintendo Co. Ltd., ADR ............. 106,650
4,000 Salvatore Ferragamo SpA† ........... 82,011
43,000 Scandinavian Tobacco Group A/S ...... 849,953
6,000 Shiseido Co. Ltd. ................. 406,326
3,500 Spectrum Brands Holdings Inc. ....... 334,845
590,000 Swedish Match AB ................ 5,166,476
11,002,577

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Consumer Services  — 1.1%
3,000 Allegion plc ..................... $ 396,540
17,500 Ashtead Group plc ................ 1,331,299
500 Boyd Group Services Inc. ............ 92,748
150 Cie de L'Odet SE .................. 208,503
2,029,090
Diversified Industrial  — 5.8%
68,069 Ampco-Pittsburgh Corp.† ........... 319,924
34,700 Ardagh Group SA ................. 884,503
4,000 AZZ Inc. ........................ 212,800
2,100 Crane Co. ....................... 199,101
26,800 EnPro Industries Inc. ............... 2,334,816
38,000 Greif Inc., Cl. A ................... 2,454,800
27,000 Griffon Corp. .................... 664,200
1,200 Haynes International Inc. ............ 44,700
4,000 Jardine Matheson Holdings Ltd. ....... 212,160
2,400 Moog Inc., Cl. A .................. 182,952
24,200 Myers Industries Inc. .............. 473,594
6,000 Raven Industries Inc.† .............. 345,660
5,000 Smiths Group plc ................. 97,080
20,000 Steel Partners Holdings LP† .......... 568,500
5,000 Sulzer AG ....................... 478,567
40,000 Toray Industries Inc. ............... 257,406
13,000 Tredegar Corp. ................... 158,340
12,000 Trinity Industries Inc. ............... 326,040
16,000 Ultra Electronics Holdings plc ......... 697,630
10,000 Wartsila OYJ Abp ................. 119,947
11,032,720
Educational Services  — 0.1%
7,000 Barnes & Noble Education Inc.† ....... 69,930
15,000 Universal Technical Institute Inc.† ...... 101,400
171,330
Electronics  — 2.5%
7,000 Datalogic SpA .................... 141,817
20,000 Resideo Technologies Inc.† .......... 495,800
37,000 Sony Group Corp., ADR ............. 4,091,460
4,729,077
Energy and Utilities: Alternative Energy  — 0.1%
500 NextEra Energy Inc. ................ 39,260
2,000 NextEra Energy Partners LP .......... 150,720
189,980
Energy and Utilities: Electric  — 0.9%
31,200 Algonquin Power & Utilities Corp. ...... 457,433
7,500 Fortis Inc. ...................... 332,721
20,000 PNM Resources Inc. ............... 989,600
1,779,754
Energy and Utilities: Integrated  — 1.0%
14,000 Avista Corp. ..................... 547,680
Shares
Market
Value
3,500 Emera Inc. ...................... $ 158,503
15,500 Hawaiian Electric Industries Inc. ....... 632,865
100,000 Hera SpA ....................... 409,592
2,000 Siemens Gamesa Renewable Energy SA† 51,014
1,799,654
Energy and Utilities: Natural Gas  — 0.7%
24,000 National Fuel Gas Co. .............. 1,260,480
40,000 NEL ASA† ...................... 59,782
1,200 Southwest Gas Holdings Inc. ......... 80,256
1,400,518
Energy and Utilities: Services  — 0.3%
23,000 Dril-Quip Inc.† ................... 579,140
Energy and Utilities: Water  — 2.0%
70,000 Beijing Enterprises Water Group Ltd. .... 27,516
1,400 Consolidated Water Co. Ltd. .......... 15,960
17,000 Mueller Water Products Inc., Cl. A ..... 258,740
90,000 Primo Water Corp. ................ 1,414,800
60,500 Severn Trent plc .................. 2,122,721
3,839,737
Entertainment  — 6.0%
46,000 Borussia Dortmund GmbH & Co. KGaA† . 256,616
223,000 Entain plc† ...................... 6,400,015
16,500 GAN Ltd.† ...................... 245,355
5,500 Golden Entertainment Inc.† .......... 269,995
24,000 Liberty Media Corp.- Liberty Braves, Cl. A† 645,840
22,011 Liberty Media Corp.- Liberty Braves, Cl. C† 581,531
3,600 Madison Square Garden Entertainment
Corp.† ....................... 261,612
4,000 Madison Square Garden Sports Corp.† .. 743,800
6,000 Manchester United plc, Cl. A ......... 116,220
5,000 Turtle Beach Corp.† ................ 139,100
5,000 Ubisoft Entertainment SA† ........... 300,476
6,000 Universal Music Group NV† .......... 160,652
14,000 ViacomCBS Inc., Cl. A .............. 588,980
39,000 Vivendi SE ...................... 492,640
175,000 Wow Unlimited Media Inc.†(a)(b) ...... 131,257
11,334,089
Environmental Services  — 1.0%
18,000 Renewi plc† ..................... 146,974
2,000 Stericycle Inc.† ................... 135,940
10,000 Tomra Systems ASA ............... 523,122
8,500 Waste Connections Inc. ............. 1,070,405
1,876,441
Equipment and Supplies  — 3.4%
2,000 A.O. Smith Corp. .................. 122,140
24,000 Commercial Vehicle Group Inc.† ....... 227,040
31,000 Flowserve Corp. .................. 1,074,770
11,500 Graco Inc. ...................... 804,655

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Equipment and Supplies (Continued)
18,000 Interpump Group SpA .............. $ 1,167,617
37,000 Mueller Industries Inc. .............. 1,520,700
1,800 Snap-on Inc. .................... 376,110
6,500 Watts Water Technologies Inc., Cl. A .... 1,092,585
6,385,617
Financial Services  — 4.3%
500 Alleghany Corp.† ................. 312,205
24,477 Barings BDC Inc. ................. 269,737
1,000 Credit Acceptance Corp.† ............ 585,300
2,400 EXOR NV ....................... 202,720
53,000 FinecoBank Banca Fineco SpA† ....... 962,021
32,000 Flushing Financial Corp. ............. 723,200
200,000 GAM Holding AG† ................. 364,826
1,000 Groupe Bruxelles Lambert SA ......... 110,136
9,000 GS Acquisition Holdings Corp. II, Cl. A† . 91,980
8,500 H&R Block Inc. ................... 212,500
11,000 I3 Verticals Inc., Cl. A† ............. 266,310
5,000 Janus Henderson Group plc .......... 206,650
23,000 Kinnevik AB, Cl. A† ................ 903,774
32,500 Kinnevik AB, Cl. B† ................ 1,147,694
58,795 Oaktree Specialty Lending Corp. ....... 415,093
25,000 Post Holdings Partnering Corp.† ....... 252,750
1,200 PROG Holdings Inc.† .............. 50,412
70,000 Resona Holdings Inc. .............. 282,277
5,000 Seven Oaks Acquisition Corp., Cl. A† .... 49,650
15,700 Synovus Financial Corp. ............ 689,073
4,000 VNV Global AB† .................. 48,022
8,146,330
Food and Beverage  — 13.4%
7,000 Britvic plc ...................... 84,273
1,000 Campbell Soup Co. ................ 41,810
280 Chocoladefabriken Lindt & Spruengli AG . 3,130,640
41,500 Chr. Hansen Holding A/S ............ 3,389,813
3,000 Coca-Cola HBC AG ................ 96,972
110,000 Davide Campari-Milano NV .......... 1,551,957
1,400 Diageo plc, ADR .................. 270,200
2,000 Fevertree Drinks plc ............... 62,762
9,000 Fomento Economico Mexicano SAB de CV,
ADR ......................... 780,480
1,000 Heineken Holding NV ............... 87,166
1,000 International Flavors & Fragrances Inc. .. 133,720
39,000 ITO EN Ltd. ..................... 2,600,117
600 J & J Snack Foods Corp. ............ 91,692
13,000 Kameda Seika Co. Ltd. .............. 519,206
10,000 Kerry Group plc, Cl. A .............. 1,341,949
40,000 Kikkoman Corp. .................. 3,266,993
7,500 Luckin Coffee Inc., ADR† ............ 104,925
113,000 Maple Leaf Foods Inc. .............. 2,296,400
105,000 Nissin Foods Co. Ltd. .............. 81,603
Shares
Market
Value
35,000 Nomad Foods Ltd.† ................ $ 964,600
5,000 Post Holdings Inc.† ................ 550,800
190,000 Premier Foods plc ................. 298,503
8,500 Remy Cointreau SA ................ 1,649,201
1,800 Symrise AG ..................... 236,964
9,000 Treasury Wine Estates Ltd. ........... 80,746
40,000 Tsingtao Brewery Co. Ltd., Cl. H ....... 313,437
215,000 Vitasoy International Holdings Ltd. ..... 546,845
16,000 Yakult Honsha Co. Ltd. ............. 813,693
25,387,467
Health Care  — 7.0%
20,000 Aurinia Pharmaceuticals Inc.† ........ 442,600
28,000 Bausch Health Cos. Inc.† ............ 779,800
600 Bio-Rad Laboratories Inc., Cl. A† ...... 447,570
150 Bio-Rad Laboratories Inc., Cl. B† ...... 113,993
2,000 Cardiovascular Systems Inc.† ........ 65,660
6,000 CareDx Inc.† .................... 380,220
2,500 Catalent Inc.† .................... 332,675
500 Charles River Laboratories International
Inc.† ........................ 206,335
500 Chemed Corp. ................... 232,560
5,500 Clovis Oncology Inc.† .............. 24,530
11,500 Cutera Inc.† ..................... 535,900
3,000 DaVita Inc.† ..................... 348,780
6,000 DENTSPLY SIRONA Inc. ............ 348,300
18,000 DLH Holdings Corp.† .............. 221,400
2,000 Draegerwerk AG & Co. KGaA ......... 155,451
3,000 eHealth Inc.† .................... 121,500
5,500 Endo International plc† ............. 17,820
20,000 Evolent Health Inc., Cl. A† ........... 620,000
2,000 Gerresheimer AG ................. 196,456
4,000 Henry Schein Inc.† ................ 304,640
1,750 ICU Medical Inc.† ................. 408,415
4,666 Idorsia Ltd.† ..................... 113,051
20,000 InfuSystem Holdings Inc.† ........... 260,600
4,000 Integer Holdings Corp.† ............. 357,360
20,000 Kadmon Holdings Inc.† ............. 174,200
5,000 Medmix AG† .................... 236,064
2,000 NeoGenomics Inc.† ................ 96,480
22,500 Option Care Health Inc.† ............ 545,850
4,500 Orthofix Medical Inc.† .............. 171,540
42,000 Patterson Cos. Inc. ................ 1,265,880
12,500 Perrigo Co. plc ................... 591,625
15,000 Personalis Inc.† .................. 288,600
12,500 PPD Inc.† ...................... 584,875
9,000 Silk Road Medical Inc.† ............. 495,270
912 STERIS plc ...................... 186,303
4,500 SurModics Inc.† .................. 250,200
2,000 Teladoc Health Inc.† ............... 253,620
5,000 Tenet Healthcare Corp.† ............. 332,200
500 The Cooper Companies Inc. .......... 206,655

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
30,000 Trillium Therapeutics Inc.† ........... $ 526,800
200 Zoetis Inc. ...................... 38,828
13,280,606
Hotels and Gaming  — 2.6%
2,500 Caesars Entertainment Inc.† .......... 280,700
901 Flutter Entertainment plc† ........... 178,216
24,000 Full House Resorts Inc.† ............ 254,640
38,000 International Game Technology plc† .... 1,000,160
826,250 Mandarin Oriental International Ltd.† ... 1,726,863
9,500 MGM Resorts International .......... 409,925
300,000 The Hongkong & Shanghai Hotels Ltd.† . 280,937
11,000 The Marcus Corp.† ................ 191,950
6,500 Wynn Resorts Ltd.† ............... 550,875
4,874,266
Machinery  — 5.0%
19,000 Astec Industries Inc. ............... 1,022,390
300 Bucher Industries AG .............. 143,570
165,000 CNH Industrial NV, Borsa Italiana ...... 2,809,578
259,000 CNH Industrial NV, New York ......... 4,301,990
13,000 Twin Disc Inc.† ................... 138,580
8,500 Xylem Inc. ...................... 1,051,280
9,467,388
Manufactured Housing and Recreational Vehicles  — 0.3%
2,600 Cavco Industries Inc.† .............. 615,524
Metals and Mining  — 0.7%
2,000 Allegheny Technologies Inc.† ......... 33,260
25,000 Cameco Corp. .................... 543,250
220,000 Sierra Metals Inc.† ................ 396,000
4,000 TimkenSteel Corp.† ................ 52,320
5,800 Wheaton Precious Metals Corp. ....... 217,964
1,242,794
Publishing  — 0.6%
1,600 Graham Holdings Co., Cl. B .......... 942,656
1,500 Meredith Corp.† .................. 83,550
10,000 The E.W. Scripps Co., Cl. A .......... 180,600
1,206,806
Real Estate  — 0.5%
11,349 Indus Realty Trust Inc., REIT ......... 795,565
6,000 Starwood Property Trust Inc., REIT ..... 146,460
35,000 Trinity Place Holdings Inc.† .......... 68,600
1,010,625
Retail  — 2.0%
2,500 AutoNation Inc.† .................. 304,400
600 Biglari Holdings Inc., Cl. A† .......... 492,000
6,000 Camping World Holdings Inc., Cl. A .... 233,220
600 Casey's General Stores Inc. .......... 113,070
Shares
Market
Value
2,900 Fnac Darty ...................... $ 190,804
4,186 Hertz Global Holdings Inc.† .......... 81,836
361 Hertz Global Holdings Inc., New York† .. 7,058
7,500 MarineMax Inc.† .................. 363,900
5,500 Movado Group Inc. ................ 173,195
4,000 Penske Automotive Group Inc. ........ 402,400
7,000 PetIQ Inc.† ...................... 174,790
20,000 Pets at Home Group plc ............. 129,512
30,000 Qurate Retail Inc., Cl. A ............. 305,700
9,000 Rush Enterprises Inc., Cl. B .......... 411,930
400,000 Sun Art Retail Group Ltd. ............ 184,979
2,500 TravelCenters of America Inc.† ........ 124,475
3,693,269
Specialty Chemicals  — 2.2%
7,000 Ashland Global Holdings Inc. ......... 623,840
65,000 Element Solutions Inc. .............. 1,409,200
10,000 Ferro Corp.† ..................... 203,400
4,000 H.B. Fuller Co. ................... 258,240
16,000 Huntsman Corp. .................. 473,440
14,000 SGL Carbon SE† .................. 152,763
6,000 T. Hasegawa Co. Ltd. ............... 143,942
2,000 Takasago International Corp. ......... 53,821
700 Treatt plc ....................... 9,573
27,000 Valvoline Inc. .................... 841,860
4,170,079
Telecommunications  — 1.2%
55,000 Communications Systems Inc.† ....... 475,750
6,000 Gogo Inc.† ...................... 103,800
6,000 Hellenic Telecommunications Organization
SA, ADR ...................... 55,440
11,000 Loral Space & Communications Inc. .... 473,110
100,000 Pharol SGPS SA† ................. 10,610
33,000 Telekom Austria AG ................ 285,163
60,000 Vodafone Group plc, ADR ........... 927,000
2,330,873
Transportation  — 1.0%
50,000 Bollore SA ...................... 289,877
17,500 Fortress Transportation and Infrastructure
Investors LLC .................. 444,150
12,500 GATX Corp. ..................... 1,119,500
1,853,527
Wireless Communications  — 0.9%
35,100 Millicom International Cellular SA, SDR† . 1,275,394
16,000 United States Cellular Corp.† ......... 510,240
1,785,634
TOTAL COMMON STOCKS ......... 170,916,568

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At September 30, 2021, the Fund held an investment in a restricted and illiquid security amounting to $131,257 or 0.07% of total investments, which was valued under methods approved by the Board of Trustees as follows:
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(d) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e) At September 30, 2021, $600,000 of the principal amount was pledged as collateral for current or potential holdings.
† Non-income producing security.
†† Represents annualized yield(s) at date(s) of purchase.
Shares
Market
Value
PREFERRED STOCKS  — 0.4%
Financial Services  — 0.2%
18,200 The Phoenix Companies Inc., 7.450%,
01/15/32 ...................... $ 331,468
Health Care  — 0.2%
10,000 XOMA Corp., Ser. A, 8.625% ......... 262,500
Retail  — 0.0%
450 Qurate Retail Inc., 8.000%, 03/15/31 .... 48,667
TOTAL PREFERRED STOCKS ........ 642,635
CONVERTIBLE PREFERRED STOCKS  — 0.1%
Automotive: Parts and Accessories  — 0.1%
21,734 Garrett Motion Inc., Ser. A,
11.000% ..................... 179,305
MANDATORY CONVERTIBLE SECURITIES(c)  — 0.4%
Health Care  — 0.4%
6,000 Avantor Inc., Ser. A,
6.250%, 05/15/22 ............... 755,460
RIGHTS  — 0.0%
Entertainment  — 0.0%
46,000 Borussia Dortmund GmbH & Co. KGaA,
expire 10/06/21† ................ 906
Health Care  — 0.0%
45,000 Achillion Pharmaceuticals Inc., CVR† ... 22,500
1,500 Tobira Therapeutics Inc., CVR†(d) ...... 0
22,500
TOTAL RIGHTS ................ 23,406
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
64,000 Ampco-Pittsburgh Corp., expire 08/01/25† 55,331
Energy and Utilities: Services  — 0.0%
539 Weatherford International plc, expire
12/13/23† ..................... 189
TOTAL WARRANTS .............. 55,520
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 8.8%
$ 137,000 U.S. Cash Management Bill,
0.032%††, 11/01/21 ............. 136,994
Principal
Amount
Market
Value
$ 16,500,000 U.S. Treasury Bills,
0.013% to 0.058%††, 10/07/21 to
03/31/22(e) .................... $ 16,498,598
TOTAL U.S. GOVERNMENT OBLIGATIONS 16,635,592
TOTAL INVESTMENTS — 100.0% ....
(Cost $133,941,268) ............. $ 189,208,486
Acquisition
Shares Issuer
Acquisition
Date
Acquisition
Cost
09/30/21
Carrying
Value
Per Share
175,000 Wow Unlimited Media
Inc. ...................
06/05/18
- 03/18/19 $163,334 $0.7500
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
United States ........................ 52.2% $ 98,843,742
Europe .............................. 33.5 63,456,182
Japan ............................... 6.6 12,541,890
Canada .............................. 3.9 7,295,804
Asia/Pacific ......................... 1.9 3,560,012
Latin America ....................... 1.9 3,510,856
Total Investments ................... 100.0% $ 189,208,486